Debt - Summary of Future Annual Contractual Principal Payment Commitments of Debt (Details) - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2024	Mar. 31, 2023
Debt Instrument [Line Items]
Total	$ 1,793.5	$ 2,020.3	$ 1,259.9
Unamortized debt issuance costs	(10.2)	(24.1)	(16.3)
Total debt, net	1,783.3	1,996.2	1,243.6
Senior Credit Facilities
Debt Instrument [Line Items]
2025	860.3
2026	44.5
2027	888.7
2028	0.0
2029	0.0
Thereafter	0.0
Total	1,793.5
Unamortized debt issuance costs	(10.2)
Total debt, net	1,783.3
Revolving Credit Facility
Debt Instrument [Line Items]
Total	$ 0.0	$ 134.4
Revolving Credit Facility | Senior Credit Facilities
Debt Instrument [Line Items]
Maturity Date	2026-04
2025	$ 0.0
2026	0.0
2027	575.0
2028	0.0
2029	0.0
Thereafter	0.0
Total	575.0		0.0
Term Loan A
Debt Instrument [Line Items]
Total	$ 399.3		428.2
Term Loan A | Senior Credit Facilities
Debt Instrument [Line Items]
Maturity Date	2026-04
2025	$ 41.1
2026	44.5
2027	313.7
2028	0.0
2029	0.0
Thereafter	0.0
Total	399.3
Term Loan B
Debt Instrument [Line Items]
Total	$ 819.2		$ 831.7
Term Loan B | Senior Credit Facilities
Debt Instrument [Line Items]
Maturity Date	2025-03
2025	$ 819.2
2026	0.0
2027	0.0
2028	0.0
2029	0.0
Thereafter	0.0
Total	$ 819.2